UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           Form 13F

                      Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
This Amendment (Check only one.):     	[  ]    is a restatement.
                                   	[  ]    adds new holding
                                	        entries.
Institutional Investment Manager Filing this Report:

Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
               	Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                      -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli        Southfield, MI   	     05/30/00
----------------------        ---------------        ----------
[Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-115                                  T. Rowe Price
     ----------------------------        ------------------
     [Repeat as necessary.]


                                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          ---------------
Form 13F Information Table Entry Total:         93
                                          ---------------
Form 13F Information Table Value Total:   $     59,017
                                          ---------------
                                           (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.          Form 13F File Number        Name
         ------       --------------------        -------------------
[Repeat as necessary.]

                               SUMMARY TABLE
                               MARCH  31, 2000

                                     TITLE OF          VALUE IN  SHARES/  SH/   PUT/  INVESTMT          VOTING AUTHTY
       NAME OF ISSUER                CLASS    CUSIP    $1,000'S  PRN AMT  PRN   CALL  DSCRETN    MGRS   SOLE     SHARED   NONE
ABT    ABBOTT LABORATORIES           COM      002824100      296    8,400 SH          SOLE                 8,400
AET    AETNA                         COM      008117103        8      142 SH          SOLE                   142
AA     ALUMINUM CO OF AMERICA        COM      013817101       28      400 SH          SOLE                   400
AOL    AMERICA ON-LINE               COM      02364J104    1,005   14,800 SH          SOLE                14,800
AHP    AMERICAN HOME PRODUCTS        COM      026609107      786   14,600 SH          SOLE                14,600
AIG    AMERICAN INTERNATIONAL GROUP  COM      026874107    1,122   10,247 SH          SOLE                10,247
T      AMERICAN TEL & TEL            COM      001957109    1,141   20,210 SH          SOLE                20,210
SBC    AMERITECH/SBC                 COM      78387G103      916   21,749 SH          SOLE                21,749
AMGN   AMGEN                         COM      031162100      810   13,200 SH          SOLE                13,200
BUD    ANHEUSER BUSCH                COM      035229103       25      400 SH          SOLE                   400
AMAT   APPLIED MATERIALS             COM      038222105      287    3,050 SH          SOLE                 3,050
XOM    EXXON                         COM      30231G102    1,896   24,373 SH          SOLE                24,373
AFS    ASSOCIATES FIRST CAPITAL      COM      046008108       31    1,464 SH          SOLE                 1,464
BK     BANK OF NEW YORK              COM      064057102       42    1,000 SH          SOLE                 1,000
ONE    BANK ONE                      COM      06423A103       36    1,053 SH          SOLE                 1,053
BAC    BANKAMERICA                   COM      06605F102      855   16,300 SH          SOLE                16,300
BEL    BELL ATLANTIC                 COM      077853109      642   10,500 SH          SOLE                10,500
BLS    BELLSOUTH                     COM      079860102      586   12,500 SH          SOLE                12,500
BRKB   BERKSHIRE HATHAWAY            COM      113809107      458        8 SH          SOLE                     8
BA     BOEING                        COM      097023105       68    1,800 SH          SOLE                 1,800
BPA    BP AMOCO PLC                  COM      055622104      119    2,244 SH          SOLE                 2,244
BMY    BRISTOL-MYERS SQUIBB          COM      110122108      968   16,600 SH          SOLE                16,600
CAH    CARDINAL HEALTHCARE           COM      14149Y108       45      977 SH          SOLE                   977
CAT    CATERPILLAR                   COM      149123101       20      500 SH          SOLE                   500
CD     CENDANT                       COM      151313103       19    1,000 SH          SOLE                 1,000
CHIR   CHIRON                        COM      170040109       54    1,084 SH          SOLE                 1,084
CSCO   CISCO SYSTEMS                 COM      17275R102    2,318   29,980 SH          SOLE                29,980
C      CITIGROUP                     COM      172967101    1,466   24,717 SH          SOLE                24,717
KO     COCA-COLA COMPANY             COM      191216100      699   14,900 SH          SOLE                14,900
CMCSK  COMCAST                       COM      200300200      269    6,200 SH          SOLE                 6,200
CPQ    COMPAQ COMPUTER               COM      204493100      282   10,600 SH          SOLE                10,600
CPWR   COMPUWARE                     COM      205638109       76    3,600 SH          SOLE                 3,600
CAG    CONAGRA INC                   COM      205887102       11      600 SH          SOLE                   600
CNC    CONSECO                       COM      208464107        4      367 SH          SOLE                   367
COST   COSTCO COMPANIES              COM      22160Q102       42      800 SH          SOLE                   800
DCX    DAIMLER CHRYSLER              COM      007100000       16      249 SH          SOLE                   249
DELL   DELL COMPUTER                 COM      247025109    1,160   21,500 SH          SOLE                21,500
DPH    DELPHI AUTOMOTIVE             COM      247126105        6      402 SH          SOLE                   402
DIS    DISNEY (WALT) CO.             COM      254687106      532   12,850 SH          SOLE                12,850
DOW    DOW CHEMICAL                  COM      260543103       46      400 SH          SOLE                   400
DD     DU PONT (E.I.) DE NEMOURS     COM      263534109      360    6,800 SH          SOLE                 6,800
DUK    DUKE POWER                    COM      264399106       44      847 SH          SOLE                   847
ERICY  ERICSSON                      COM      294821400    1,463   15,600 SH          SOLE                15,600
XOM    EXXON MOBIL                   COM      30231G102    1,896   24,373 SH          SOLE                24,373
FNM    FEDERAL NATIONAL MTGE ASSOC.  COM      313586109      344    6,100 SH          SOLE                 6,100
F      FORD MOTOR COMPANY            COM      345370100      459   10,000 SH          SOLE                10,000
GTE    G T E                         COM      362320103      398    5,600 SH          SOLE                 5,600
GCI    GANNETT                       COM      364730101       28      400 SH          SOLE                   400
GE     GENERAL ELECTRIC              COM      369604103    3,340   21,520 SH          SOLE                21,520
GM     GENERAL MOTORS                COM      370442105       48      581 SH          SOLE                   581
GBLX   GLOBAL CROSSING               COM      3921A1009      115    2,800 SH          SOLE                 2,800
F      FORD MOTOR COMPANY            COM      345370100      459   10,000 SH          SOLE                10,000
GLK    GREAT LAKES CHEMICAL          COM      390568103        3      100 SH          SOLE                   100
HWP    HEWLETT-PACKARD               COM      428236103      883    6,650 SH          SOLE                 6,650
HD     HOME DEPOT                    COM      437076102    1,097   17,000 SH          SOLE                17,000
IP     INT'L PAPER                   COM      460146103       13      300 SH          SOLE                   300
INTC   INTEL                         COM      458140100    4,090   31,000 SH          SOLE                31,000
IBM    INTL BUS MACHINES             COM      459200101    1,535   13,000 SH          SOLE                13,000
LU     LUCENT TECHNOLOGIES           COM      549463107    1,288   21,200 SH          SOLE                21,200
JDSU   JDS UNIPHASE                  COM      4.7E+008       145    1,200 SH          SOLE                 1,200
JNJ    JOHNSON & JOHNSON             COM      478160104      730   10,400 SH          SOLE                10,400
JPM    J. P. MORGAN                  COM      616880100       43      325 SH          SOLE                   325
LLY    LILLY (ELI) & CO.             COM      532457108      463    7,400 SH          SOLE                 7,400
LU     LUCENT TECHNOLOGIES           COM      549463107    1,288   21,200 SH          SOLE                21,200
MSX    MASCOTECH                     COM      574670105        9      700 SH          SOLE                   700
MCD    MCDONALDS                     COM      580135101      456   12,200 SH          SOLE                12,200
WCOM   MCI WORLDCOM                  COM      55268B106      833   18,384 SH          SOLE                18,384
MDT    MEDTRONIC                     COM      585055106      360    7,000 SH          SOLE                 7,000
MRK    MERCK                         COM      589331107    1,143   18,400 SH          SOLE                18,400
MSFT   MICROSOFT                     COM      594918104    4,813   45,300 SH          SOLE                45,300
MMM    MINNESOTA MNG & MFG           COM      604059105       35      400 SH          SOLE                   400
MOT    MOTOROLA                      COM      620076109      812    5,700 SH          SOLE                 5,700
JWN    NORDSTROMS                    COM      655664100       37    1,260 SH          SOLE                 1,260
ORCL   ORACLE SYSTEMS                COM      68389X105      527    6,750 SH          SOLE                 6,750
PFE    PFIZER                        COM      717081103    1,239   33,900 SH          SOLE                33,900
PG     PROCTOR & GAMBLE              COM      742718109      525    9,300 SH          SOLE                 9,300
QWST   QWEST COMMUNICATIONS          COM      749121109      317    6,600 SH          SOLE                 6,600
RD     ROYAL DUTCH PETROLEUM - ADR   COM      780257804      885   15,300 SH          SOLE                15,300
SBC    SBC COMMUNICATIONS            COM      78387G103      916   21,749 SH          SOLE                21,749
SGP    SCHERING-PLOUGH               COM      806605101      364    9,900 SH          SOLE                 9,900
SEBL   SEIBEL SYSTEMS                COM      8.3E+008       143    1,200 SH          SOLE                 1,200
CPWR   COMPUWARE                     COM      205638109       76    3,600 SH          SOLE                 3,600
STT    STATE STREET BOSTON           COM      857477103       85      880 SH          SOLE                   880
SUNW   SUN MICROSYSTEMS              COM      866810104    1,106   11,800 SH          SOLE                11,800
TLAB   TELLABS                       COM      879664100      258    4,100 SH          SOLE                 4,100
TWX    TIME WARNER                   COM      887315109      898    9,000 SH          SOLE                 9,000
ORCL   ORACLE SYSTEMS                COM      68389X105      527    6,750 SH          SOLE                 6,750
VRTS   VERITAS SOFTWARE              COM      9.2E+008       111      850 SH          SOLE                   850
VOD    VODAFONE                      COM      92857T107       49      875 SH          SOLE                   875
WMT    WAL-MART STORES               COM      931142103    1,730   31,100 SH          SOLE                31,100
WLA    WARNER-LAMBERT COMPANY        COM      934488107      555    5,700 SH          SOLE                 5,700
WFC    WELLS FARGO                   COM      949746101      483   11,800 SH          SOLE                11,800
WEC    WISCONSIN ENERGY CORP         COM      976657106        5      247 SH          SOLE                   247

       TOTAL                                              59,017

       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.